Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
C000142990
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Acuitas US Microcap Fund
Without Sales Load [Member] | C000142990
Average Annual Return [Line Items]
Average Annual Return, Percent	6.95%	13.23%	7.20%
Russell 3000 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	15.30%	15.96%	12.96%
Russell Microcap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Microcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	13.40%	9.30%	6.03%